                                    JUNE 30, 1997


                                      SEMIANNUAL
                                        REPORT

                                     TAXABLE BOND
                                        FUNDS
                                    NO-LOAD SHARES


                                      ----------

              SAFECO High-Yield Bond Fund . . . . . . . . . . .  2
              SAFECO GNMA Fund. . . . . . . . . . . . . . . . .  8
              SAFECO Intermediate-Term U.S. Treasury Fund . . . 11
              SAFECO Managed Bond Fund. . . . . . . . . . . . . 11



                                        [LOGO]

                             REPORT FROM THE FUND MANAGER
                             SAFECO HIGH-YIELD BOND FUND
                                    JUNE 30, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       [PHOTO]

                                     ROBERT KERN

    For the six-month period and the year ended June 30, 1997, the SAFECO High-Yield Bond Fund returned 5.69% for the period and 13.25% for the year. The average high-yield bond fund generated 5.92% for the period and 14.77% for the year, according to Lipper Analytical Services. The Merrill Lynch High-Yield Index posted a total return of 5.95% for the period, and a 12-month return of 14.57%.

    Our underperformance was primarily due to our higher weighting in higher-quality junk bonds. Our more creditworthy bonds returned less than their lower-rated cousins. However, our portfolio earned Morningstar's highest risk-adjusted rating. Overall, and for the three and five years ending June 30, 1997, Morningstar gives SAFECO High-Yield Bond Fund five-stars.** Morningstar proprietary ratings reflect historical risk-adjusted performance through June 30, 1997, and are based on the Fund's performance against 677 and 283 taxable bond funds for the three- and five-year periods, respectively. Only ten percent of funds in each investment category receive five stars for a given period. Very few funds receive five stars across the board.

    As of June 30, 1997, the Fund's $58.6 million in net assets were invested in 82 individual securities in 41 different industries.

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW NO LOAD CLASS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD

                                  [GRAPH]


HIGH-YIELD BOND FUND
                                                         Since
                                   1 Year    5 Year    Inception
                               ---------------------------------
SAFECO High-Yield Bond Fund        13.25     10.11        9.45


                                             Merrill
                                     HY       Index
                               ---------------------
                    09/30/88       10,000    10,000
                    10/31/88       10,156    10,144
                    11/30/88       10,156    10,163
                    12/31/88       10,271    10,207
                    01/31/89       10,435    10,374
                    02/28/89       10,471    10,436
                    03/31/89       10,404    10,395
                    04/30/89       10,346    10,399
                    05/31/89       10,509    10,595
                    06/30/89       10,653    10,757
                    07/31/89       10,716    10,800
                    08/31/89       10,697    10,850
                    09/30/89       10,647    10,736
                    10/31/89       10,507    10,470
                    11/30/89       10,488    10,485
                    12/31/89       10,475    10,443
                    01/31/90       10,319    10,161
                    02/28/90       10,111    10,007
                    03/31/90       10,316    10,196
                    04/30/90       10,377    10,259
                    05/31/90       10,582    10,430
                    06/30/90       10,702    10,692
                    07/31/90       10,947    10,961
                    08/31/90       10,612    10,460
                    09/30/90       10,216    10,030
                    10/31/90        9,888     9,736
                    11/30/90        9,997     9,838
                    12/31/90       10,098     9,987
                    01/31/91       10,044    10,192
                    02/28/91       10,459    11,076
                    03/31/91       10,828    11,625
                    04/30/91       11,159    12,026
                    05/31/91       11,292    12,073
                    06/30/91       11,415    12,347
                    07/31/91       11,667    12,678
                    08/31/91       11,894    12,970
                    09/30/91       12,073    13,153
                    10/31/91       12,352    13,600
                    11/30/91       12,507    13,746
                    12/31/91       12,551    13,899
                    01/31/92       12,900    14,369
                    02/28/92       13,124    14,732
                    03/31/92       13,265    14,939
                    04/30/92       13,257    15,017
                    05/31/92       13,436    15,239
                    06/30/92       13,610    15,414
                    07/31/92       13,844    15,714
                    08/31/92       14,015    15,914
                    09/30/92       14,188    16,083
                    10/31/92       13,910    15,876
                    11/30/92       14,145    16,119
                    12/31/92       14,292    16,324
                    01/31/93       14,683    16,713
                    02/28/93       14,974    17,012
                    03/31/93       15,229    17,301
                    04/30/93       15,339    17,420
                    05/31/93       15,571    17,646
                    06/30/93       15,866    17,975
                    07/31/93       16,052    18,156
                    08/31/93       16,161    18,322
                    09/30/93       16,216    18,403
                    10/31/93       16,446    18,753
                    11/30/93       16,572    18,851
                    12/31/93       16,709    19,049
                    01/31/94       17,024    19,461
                    02/28/94       16,941    19,326
                    03/31/94       16,342    18,701
                    04/30/94       16,211    18,469
                    05/31/94       16,358    18,428
                    06/30/94       16,429    18,512
                    07/31/94       16,424    18,634
                    08/31/94       16,484    18,772
                    09/30/94       16,478    18,768
                    10/31/94       16,411    18,818
                    11/30/94       16,196    18,656
                    12/31/94       16,333    18,852
                    01/31/95       16,525    19,117
                    02/28/95       16,873    19,730
                    03/31/95       17,027    19,996
                    04/30/95       17,349    20,513
                    05/31/95       17,804    21,146
                    06/30/95       17,894    21,289
                    07/31/95       18,132    21,566
                    08/31/95       18,140    21,679
                    09/30/95       18,361    21,936
                    10/31/95       18,615    22,116
                    11/30/95       18,646    22,336
                    12/31/95       18,888    22,710
                    01/31/96       19,125    23,089
                    02/28/96       19,310    23,160
                    03/31/96       19,246    23,065
                    04/30/96       19,285    23,097
                    05/31/96       19,405    23,264
                    06/30/96       19,455    23,368
                    07/31/96       19,658    23,510
                    08/31/96       19,937    23,802
                    09/30/96       20,341    24,356
                    10/31/96       20,419    24,567
                    11/30/96       20,723    25,061
                    12/31/96       20,850    25,269
                    01/31/97       21,024    25,459
                    02/28/97       21,410    25,851
                    03/31/97       20,963    25,494
                    04/30/97       21,124    25,821
                    05/31/97       21,700    26,364
                    06/30/97       22,032    26,772

* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        SAFECO
                                 HIGH-YIELD BOND FUND
                            S&P CREDIT RATING DISTRIBUTION
                                 AS OF JUNE 30, 1997

--------------------------------------------------------------------------------

                                     [GRAPH]


CREDIT QUALITY/PORTFOLIO COMPOSITION                    PERCENT OF NET ASSETS
-----------------------------------------------------------------------------
BB                                                             20 %
B                                                              66
Not Rated                                                       4
Preferred Stock                                                 6
Cash & Other Assets Less Liabilities                            4
                                                        ---------------------
                                                              100 %
                                                        =====================

    We continued to emphasize investments in noncyclical companies with three characteristics: Demonstrated good performance, the potential to outperform, and a level of creditworthiness that provides a measure of protection to our principal.

    I also bought preferred stock and convertible preferreds of such companies. While adding appreciation potential, these securities have added some fluctuation to our dividend stream as they pay dividends quarterly rather than monthly.

    Still, they fit our strategy: Build and maintain a core portfolio structured similarly to the high-yield market to keep the Fund in step with the market, and supplement the core with securities that offer exceptional potential.

    Our search for companies with the ability to improve revenue and cash-flow growth lead to the radio industry, which is benefiting from relaxed regulation and consolidation. Our radio holdings constitute 12.4% of net assets and have delivered substantial gains. We continue to favor this sector.

    We've dropped the home building sector, and for the moment, the grocery store sector from our portfolio. A slowing economy (which will dampen demand) and the high capital requirements of home-building, led us to sell our holdings here. We sold the Fund's grocery holdings, Smith's Food and Drug, and Grand Union. Smith's was acquired by Fred Meyer in mid-May,

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------


TOP FIVE HOLDINGS                                         PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

Specialty Equipment Companies, Inc.. . . . . . . . . . . . . . .      1.9%
    (Machinery - Diversified)
Plastic Specialties & Technologies, Inc. . . . . . . . . . . . .      1.8%
    (Manufacturing - Diversified)
AMF Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .      1.8%
    (Leisure Time Products)
Corporate Express, Inc.. . . . . . . . . . . . . . . . . . . . .      1.8%
    (Office Equipment & Supplies)
Commonwealth Aluminum Corporation. . . . . . . . . . . . . . . .      1.8%
    (Metals - Fabrications)


TOP FIVE PURCHASES
(January to June)                                                 COST (000'S)
--------------------------------------------------------------------------------

Corporate Express, Inc.. . . . . . . . . . . . . . . . . . . . .    $1,014
French Fragrances. . . . . . . . . . . . . . . . . . . . . . . .     1,000
Capstar Broadcasting Cvt. Pfd. . . . . . . . . . . . . . . . . .     1,000
United Refining. . . . . . . . . . . . . . . . . . . . . . . . .     1,000
Sun World International. . . . . . . . . . . . . . . . . . . . .     1,000

TOP FIVE SALES
(January to June)                                              PROCEEDS (000'S)
--------------------------------------------------------------------------------

Affiliated Newspaper . . . . . . . . . . . . . . . . . . . . . .      $615
Smith's Food & Drug. . . . . . . . . . . . . . . . . . . . . . .       584
Scotsman Group, Inc. . . . . . . . . . . . . . . . . . . . . . .       524
Universal Health Services. . . . . . . . . . . . . . . . . . . .       522
Giant Industries, Inc. . . . . . . . . . . . . . . . . . . . . .       515


TOP FIVE INDUSTRIES                                      PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Broadcast Media. . . . . . . . . . . . . . . . . . . . . . . . .       12%
Food . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5%
Metals - Miscellaneous . . . . . . . . . . . . . . . . . . . . .        4%
Leisure Time . . . . . . . . . . . . . . . . . . . . . . . . . .        4%
Advertising. . . . . . . . . . . . . . . . . . . . . . . . . . .        4%

  CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . .     8.21%
  WEIGHTED AVERAGE MATURITY . . . . . . . . . . . . . . . . . .     7.921 YEARS

                           REPORT FROM THE HIGH-YIELD BOND
                               FUND MANAGER (Continued)

causing their bonds to trade up to near investment-grade levels. We sold the position at a gain and reinvested to increase the Fund's current yield. Grand Union stores continued to struggle in the very competitive Northeast market. We exited the bonds around $97. At June 30, they were trading at $75.

    At this time, the U.S. economy continues to perform exceptionally well. Growth is moderating and inflation pressures are dormant. The high-yield market recovered from a tough first quarter 1997. It then responded to this favorable environment by soaring to new highs at a speed which gives one pause. Further contributing to the favorable conditions and high valuations are a low default rate and robust cash inflows to the high-yield bond market. As we go forward, I don't see much threat to this pleasant status quo.

/s/ Robert Kern

Robert Kern
SAFECO High-Yield Bond
Fund Manager

Robert Kern became sole manager of the SAFECO High-Yield Bond Fund on June 30. He joined SAFECO in 1988 with B.S. degrees in business and accounting from the Universities of Washington and Puget Sound respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

** These ratings may change monthly and are calculated for the Fund's three-, five- and ten-year average annual returns in excess of 90-day T-bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

                              PORTFOLIO OF INVESTMENTS
                                       SAFECO
                                 HIGH-YIELD BOND FUND
                           As of June 30, 1997 (Unaudited)

PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------

CORPORATE BONDS - 90.2%

ADVERTISING - 4.4%
    $1,000    Heritage Media Corp.
              8.75%, due 2/15/06 . . . . . . . . . . . . . . . . . .    $1,030
     1,000    Lamar Advertising Co.
              9.625%, due 12/01/06 . . . . . . . . . . . . . . . . .     1,025
       500    Universal Outdoor, Inc.
              9.75%, due 10/15/06. . . . . . . . . . . . . . . . . .       518

AGRICULTURE/FERTILIZER PRODUCTS - 1.8%
     1,000    Sun World International
              11.25%, due 4/15/04. . . . . . . . . . . . . . . . . .     1,040

AUTOS & AUTO PARTS - 0.9%
       500    Exide Corp.
              10.75%, due 12/15/02 . . . . . . . . . . . . . . . . .       526

BEVERAGES  - 3.0%
       750    Coca-Cola Bottling Group
              (Southwest), Inc.
              9.00%, due 11/15/03. . . . . . . . . . . . . . . . . .       776
     1,000    Cott Corp.
              8.50%, due 5/01/07 . . . . . . . . . . . . . . . . . .       995

BROADCAST MEDIA - 6.9%
       500    Cablevision Systems Corp.
              9.875%, due 5/15/06. . . . . . . . . . . . . . . . . .       534
              Century Communications Corp.
       500    9.50%, due 3/01/05 . . . . . . . . . . . . . . . . . .       513
       500    8.875%, due 1/15/07. . . . . . . . . . . . . . . . . .       489
     1,000    Jones Intercable, Inc.
              8.875%, due 4/01/07. . . . . . . . . . . . . . . . . .     1,010
       500    Lenfest Communications, Inc.
              8.375%, due 11/01/05 . . . . . . . . . . . . . . . . .       492
     1,000    Young Broadcasting, Inc.
              9.00%, due 1/15/06 . . . . . . . . . . . . . . . . . .       980

BUILDING MATERIALS - 0.9%
       500 -- Synthetic Industries (144A)
              9.25%, due 2/15/07
              (acquired 2/11/97) . . . . . . . . . . . . . . . . . .       510


                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)


PRINCIPAL
AMOUNT (000'S)                                                    VALUE(000'S)
--------------------------------------------------------------------------------

CHEMICALS - 0.9%
    $  500    Atlantis Group, Inc.
              11.00%, due 2/15/03. . . . . . . . . . . . . . . . . .    $  512

COMPUTER SOFTWARE - 2.8%
     1,000    Bell & Howell Holdings Co.
              11.50%, due 3/01/00
              Step Bond. . . . . . . . . . . . . . . . . . . . . . .       805
     1,000 -- HMT Technology (144A)
              5.75%, due 1/15/04
              (acquired 1/21/97) . . . . . . . . . . . . . . . . . .       825

CONTAINERS/PACKAGING - 2.6%
       500    Applied Extrusion
              Technologies, Inc.
              11.50%, due 4/01/02. . . . . . . . . . . . . . . . . .       525
     1,000    Owens-Illinois, Inc.
              9.75%, due 8/15/04 . . . . . . . . . . . . . . . . . .     1,049

COSMETICS - 2.7%
       500    Coty, Inc.
              10.25%, due 5/01/05. . . . . . . . . . . . . . . . . .       539
     1,000 -- French Fragrances (144A)
              10.375%, due 5/15/07
              (acquired 5/09/97) . . . . . . . . . . . . . . . . . .     1,030
DRUGS - 2.9%
       750    Chattem, Inc.
              12.75%, due 6/15/04. . . . . . . . . . . . . . . . . .       836
     1,000    IVAX Corp.
              6.50%, due 11/15/01. . . . . . . . . . . . . . . . . .       889

ELECTRONICS - 0.9%
       500    Plantronics, Inc.
              10.00%, due 1/15/01. . . . . . . . . . . . . . . . . .       520

ENTERTAINMENT - 0.9%
       500    AMC Entertainment, Inc.
              9.50%, due 3/15/09 . . . . . . . . . . . . . . . . . .       510

ENVIRONMENTAL - 2.0%
              Allied Waste
              North America, Inc. (144A)
     1,000 -- 11.30%, due 6/01/02
              Step Bond (acquired 5/15/97) . . . . . . . . . . . . .       625
       500 -- 10.25%, due 12/01/06
              (acquired 12/05/96). . . . . . . . . . . . . . . . . .       535

FINANCIAL - 2.5%
    $1,000 -- Americredit (144A)
              9.25%, due 2/01/04
              (acquired 2/04/97) . . . . . . . . . . . . . . . . . .    $  980
       500    DVI, Inc.
              9.875%, due 2/01/04. . . . . . . . . . . . . . . . . .       500
FOOD - 4.5%
       500    Chiquita Brands
              International, Inc.
              10.25%, due 11/01/06 . . . . . . . . . . . . . . . . .       532
       500    Curtice Burns Foods, Inc.
              12.25%, due 2/01/05. . . . . . . . . . . . . . . . . .       554
     1,000 -- Gorges/Quik-To-Fix Foods (144A)
              11.50%, due 12/01/06
              (acquired 11/25/96). . . . . . . . . . . . . . . . . .     1,030

       500    International Home Foods, Inc.
              10.375%, due 11/01/06. . . . . . . . . . . . . . . . .       515

GAMING - 2.7%
       500    Aztar Corp.
              13.75%, due 10/01/04 . . . . . . . . . . . . . . . . .       570
       500    Boyd Gaming Corporation
              9.25%, due 10/01/03. . . . . . . . . . . . . . . . . .       500
       500    Station Casinos, Inc.
              9.625%, due 6/01/03. . . . . . . . . . . . . . . . . .       495

HARDWARE & TOOLS - 1.4%
       750    Shop Vac Corp.
              10.625%, due 9/01/03 . . . . . . . . . . . . . . . . .       797

HOSPITAL MANAGEMENT - 2.6%
       500 -- Integrated Health (144A)
              9.50%, due 9/15/07
              (acquired 5/30/97) . . . . . . . . . . . . . . . . . .       511
     1,000    Quorum Health Group, Inc.
              8.75%, due 11/01/05. . . . . . . . . . . . . . . . . .     1,028


                          SEE NOTES TO FINANCIAL STATEMENTS

                             SAFECO HIGH-YIELD BOND FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)


PRINCIPAL
AMOUNT (000'S)                                                    VALUE(000'S)
--------------------------------------------------------------------------------
HOTELS/MOTELS - 4.0%
    $  500    HMH Properties, Inc.
              9.50%, due 5/15/05 . . . . . . . . . . . . . . . . . .    $  520
       500    John Q. Hammons Hotels
              8.875%, due 2/15/04. . . . . . . . . . . . . . . . . .       505
       500    Prime Hospitality Corp.
              9.25%, due 1/15/06 . . . . . . . . . . . . . . . . . .       515
       750    Wyndham Hotel Corp.
              10.50%, due 5/15/06. . . . . . . . . . . . . . . . . .       836

HOUSEHOLD PRODUCTS - 0.9%
       500    Ekco Group, Inc.
              9.25%, due 4/01/06 . . . . . . . . . . . . . . . . . .       505

INDUSTRIAL PRODUCT & SUPPLIER - 0.9%
       500    Printpack, Inc.
              10.625%, due 8/15/06 . . . . . . . . . . . . . . . . .       532


LEISURE TIME - 4.4%
     1,500    AMF Group, Inc.
              12.25%, due 3/15/01
              Step Bond. . . . . . . . . . . . . . . . . . . . . . .     1,067

              Cinemark USA, Inc.
       500    9.625%, due 8/01/08. . . . . . . . . . . . . . . . . .       508
       500 -- 9.625%, due 8/01/08
              (acquired 6/26/97) . . . . . . . . . . . . . . . . . .       507
       500    E & S Holdings Corp.
              10.375%, due 10/01/06. . . . . . . . . . . . . . . . .       521

MACHINERY - DIVERSIFIED - 1.9%
     1,000    Specialty Equipment
              Companies, Inc.
              11.375%, due 12/01/03. . . . . . . . . . . . . . . . .     1,091

MANUFACTURING - 1.8%
     1,000    Plastic Specialties and
              Technologies, Inc.
              11.25%, due 12/01/03 . . . . . . . . . . . . . . . . .     1,070

METALS - 4.5%
    $  500    Armco, Inc.
              9.375%, due 11/01/00 . . . . . . . . . . . . . . . . .       512
     1,000    Commonwealth Aluminum Corp.
              10.75%, due 10/01/06 . . . . . . . . . . . . . . . . .     1,055
       500    Oregon Steel Mills, Inc.
              11.00%, due 6/15/03. . . . . . . . . . . . . . . . . .       539
       500 -- Wells Aluminum Corp. (144A)
              10.125%, due 6/01/05
              (acquired 5/28/97) . . . . . . . . . . . . . . . . . .       514

OFFICE EQUIPMENT & SUPPLIES - 1.8%
     1,200    Corporate Express, Inc.
              4.50%, due 7/01/00
              Convertible. . . . . . . . . . . . . . . . . . . . . .     1,065

OIL & GAS - 0.9%
       500    Crown Central Petroleum Corp.
              10.875%, due 2/01/05 . . . . . . . . . . . . . . . . .       525

OIL SERVICES - 4.2%
       500 -- ICO, Inc. (144A)
              10.375%, due 6/01/07
              (acquired 6/09/97) . . . . . . . . . . . . . . . . . .       514
     1,000    Snyder Oil Corp.
              8.75%, due 6/15/07 . . . . . . . . . . . . . . . . . .       991
     1,000 -- United Refining Co. (144A)
              10.75%, due 6/15/07
              (acquired 6/09/97) . . . . . . . . . . . . . . . . . .       985

PAPER & FOREST PRODUCTS - 2.6%
       500 -- The Fonda Group (144A)
              9.50%, due 3/01/07
              (acquired 2/27/97) . . . . . . . . . . . . . . . . . .       478
       500    Specialty Paper
              9.375%, due 10/15/06 . . . . . . . . . . . . . . . . .       505
       500    Stone Container Corp.
              11.875%, due 12/01/98. . . . . . . . . . . . . . . . .       526

                          SEE NOTES TO FINANCIAL STATEMENTS

                              PORTFOLIO OF INVESTMENTS
                             SAFECO HIGH-YIELD BOND FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT (000'S)                                                    VALUE(000'S)
--------------------------------------------------------------------------------

PETROLEUM & PETROLEUM SERVICES - 0.4%
    $  250    Vintage Petroleum, Inc.
              8.625%, due 2/01/09. . . . . . . . . . . . . . . . . .    $  249

RESTAURANTS - 1.8%
     1,000    Apple South, Inc.
              9.75%, due 6/01/06 . . . . . . . . . . . . . . . . . .     1,050

RETAIL - 0.8%
       500    K-Mart Corp.
              7.95%, due 2/01/23 . . . . . . . . . . . . . . . . . .       450

RETAIL - GROCERS - 1.7%
     1,000 -- Quality Food Centers, Inc. (144A)
              8.70%, due 3/15/07
              (acquired 3/19/97) . . . . . . . . . . . . . . . . . .       992

RETAIL - OTHER - 1.9%
              Petroleum Heat & Power Co.
       325    12.25%, due 2/01/05. . . . . . . . . . . . . . . . . .       341
       250    9.375%, due 2/01/06. . . . . . . . . . . . . . . . . .       238
       500 -- Windy Hill Pet Food Co., Inc. (144A)
              9.75%, due 5/15/07
              (acquired 5/21/97) . . . . . . . . . . . . . . . . . .       500

SAVINGS & LOAN - SAVINGS BANK - 0.9%
       500 -- First Nationwide
              Holdings, Inc. (144A)
              10.625%, due 10/01/03
              (acquired 9/13/96) . . . . . . . . . . . . . . . . . .       552

TELECOMMUNICATIONS - 3.4%
     1,000    Paging Network, Inc.
              10.00%, due 10/15/08 . . . . . . . . . . . . . . . . .       960
     1,000    PhoneTel Technologies
              12.00%, due 12/15/06 . . . . . . . . . . . . . . . . .     1,010

TEXTILES - 0.9%
       500    Dominion Textile (USA), Inc.
              9.25%, due 4/01/06 . . . . . . . . . . . . . . . . . .       521

TRANSPORTATION - 1.8%
     1,000    International Shipholding Corp.
              9.00%, due 7/01/03 . . . . . . . . . . . . . . . . . .     1,025

UTILITIES - 0.6%
    $  342    Midland Cogeneration
              Venture, L. P.
              10.33%, due 7/23/02. . . . . . . . . . . . . . . . . .    $  374

UTILITIES - ELECTRIC DISTRIBUTION - 0.9%
       500    El Paso Electric Co.
              9.40%, due 5/01/11 . . . . . . . . . . . . . . . . . .       544
                                                                       -------
TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . .    52,842
                                                                       -------

PREFERRED STOCK - 5.5%

BROADCAST MEDIA - 5.5%
         5 -- American Radio Systems Corp.
              (acquired 1/30/97) . . . . . . . . . . . . . . . . . .       558
        10 -- Capstar Broadcast
              (acquired 6/17/97) . . . . . . . . . . . . . . . . . .     1,010
         5 -- Chancellor Radio
              Broadcasting Co.
              (acquired 1/23/97) . . . . . . . . . . . . . . . . . .       570
         5    SFX Broadcasting, Inc. . . . . . . . . . . . . . . . .       540
         5    Sinclair Broadcast
              Group, Inc.. . . . . . . . . . . . . . . . . . . . . .       529
                                                                       -------
TOTAL PREFERRED STOCK. . . . . . . . . . . . . . . . . . . . . . . .     3,207
                                                                       -------
TEMPORARY INVESTMENTS - 3.2%

INVESTMENT COMPANIES:
     1,888    SSgA Money Market
              Portfolio. . . . . . . . . . . . . . . . . . . . . . .     1,888
                                                                       -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . .     1,888
                                                                       -------
TOTAL INVESTMENTS - 98.9%. . . . . . . . . . . . . . . . . . . . . .    57,937

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . .       624
                                                                       -------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $58,561
                                                                       -------
                                                                       -------
--------------------------------------------------------------------------------
* Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $13,226,719 and the total value is 22.6% of net assets.

                          SEE NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                                   SAFECO GNMA FUND
                                    June 30, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                       [PHOTO]

                                    PAUL STEVENSON

    The SAFECO GNMA Fund beat its peer group for the period, and nearly matched the peer group's annual performance by returning 3.56% and 8.27% respectively for the six-month period and year ended June 30, 1997. The peer group, according to Lipper Analytical Services, returned 3.37% for the period and 8.29% for the year.

    Our outperformance during the past six months resulted from holding longer-maturity and call-protected paper, and my efforts to stay fully invested (leaving little uninvested cash on hand). Fund performance was also enhanced by several timely swaps designed to take advantage of the bond rally, and by moving assets from sectors I felt were overpriced to sectors that seemed better valued.

    The Fund benefited from a favorable bond market. The robust rallies experienced by all financial markets, following the Fed Funds rate increase on March 25, were remarkable.

    Stocks rallied, but mortgage securities did too. The markets were obviously pleased with a projected slowdown of economic growth from the energetic first quarter, and the continued, seemingly almost nonexistent,

--------------------------------------------------------------------------------
PERFORMANCE OVERVIEW NO LOAD CLASS
--------------------------------------------------------------------------------

                                     [GRAPH]


GNMA FUND

                                     1 Year    5 Year    10 Year
                                   -----------------------------
SAFECO GNMA Fund                      8.27      5.80      7.71


                                               Merrill
                                      GNMA      Index
                                   -------------------
                        06/30/87     10,000    10,000
                        07/31/87     10,059    10,026
                        08/31/87     10,057     9,975
                        09/30/87      9,857     9,684
                        10/31/87      9,975    10,047
                        11/30/87     10,084    10,174
                        12/31/87     10,171    10,280
                        01/31/88     10,369    10,733
                        02/28/88     10,455    10,858
                        03/31/88     10,423    10,756
                        04/30/88     10,447    10,683
                        05/31/88     10,361    10,644
                        06/30/88     10,572    10,947
                        07/31/88     10,561    10,906
                        08/31/88     10,572    10,913
                        09/30/88     10,748    11,185
                        10/31/88     11,036    11,456
                        11/30/88     10,977    11,281
                        12/31/88     10,965    11,230
                        01/31/89     11,081    11,424
                        02/28/89     11,048    11,343
                        03/31/89     11,058    11,347
                        04/30/89     11,242    11,564
                        05/31/89     11,526    11,921
                        06/30/89     11,807    12,291
                        07/31/89     12,065    12,509
                        08/31/89     11,904    12,355
                        09/30/89     11,958    12,408
                        10/31/89     12,174    12,725
                        11/30/89     12,307    12,877
                        12/31/89     12,383    12,954
                        01/31/90     12,245    12,818
                        02/28/90     12,301    12,933
                        03/31/90     12,316    12,949
                        04/30/90     12,147    12,827
                        05/31/90     12,519    13,236
                        06/30/90     12,686    13,453
                        07/31/90     12,919    13,680
                        08/31/90     12,803    13,790
                        09/30/90     12,888    13,915
                        10/31/90     12,997    14,086
                        11/30/90     13,286    14,399
                        12/31/90     13,461    14,638
                        01/31/91     13,652    14,848
                        02/28/91     13,731    14,952
                        03/31/91     13,803    15,066
                        04/30/91     13,952    15,215
                        05/31/91     14,063    15,337
                        06/30/91     14,079    15,360
                        07/31/91     14,303    15,618
                        08/31/91     14,532    15,911
                        09/30/91     14,785    16,199
                        10/31/91     15,003    16,455
                        11/30/91     15,079    16,567
                        12/31/91     15,454    16,978
                        01/31/92     15,239    16,772
                        02/28/92     15,364    16,938
                        03/31/92     15,275    16,832
                        04/30/92     15,388    17,011
                        05/31/92     15,686    17,325
                        06/30/92     15,852    17,596
                        07/31/92     16,079    17,699
                        08/31/92     16,243    17,958
                        09/30/92     16,375    18,092
                        10/31/92     16,206    17,953
                        11/30/92     16,275    18,045
                        12/31/92     16,490    18,267
                        01/31/93     16,732    18,507
                        02/28/93     16,915    18,679
                        03/31/93     16,983    18,794
                        04/30/93     17,042    18,897
                        05/31/93     17,092    18,997
                        06/30/93     17,380    19,177
                        07/31/93     17,451    19,268
                        08/31/93     17,635    19,306
                        09/30/93     17,654    19,316
                        10/31/93     17,683    19,375
                        11/30/93     17,515    19,382
                        12/31/93     17,657    19,574
                        01/31/94     17,854    19,728
                        02/28/94     17,583    19,635
                        03/31/94     17,025    19,125
                        04/30/94     16,877    18,984
                        05/31/94     16,934    19,024
                        06/30/94     16,859    18,983
                        07/31/94     17,184    19,358
                        08/31/94     17,223    19,410
                        09/30/94     16,964    19,193
                        10/31/94     16,920    19,180
                        11/30/94     16,773    19,131
                        12/31/94     16,903    19,335
                        01/31/95     17,249    19,754
                        02/28/95     17,653    20,282
                        03/31/95     17,712    20,382
                        04/30/95     17,939    20,671
                        05/31/95     18,434    21,288
                        06/30/95     18,512    21,427
                        07/31/95     18,533    21,481
                        08/31/95     18,734    21,710
                        09/30/95     18,914    21,936
                        10/31/95     19,060    22,119
                        11/30/95     19,283    22,359
                        12/31/95     19,519    22,645
                        01/31/96     19,649    22,818
                        02/28/96     19,383    22,637
                        03/31/96     19,269    22,607
                        04/30/96     19,192    22,534
                        05/31/96     19,149    22,449
                        06/30/96     19,413    22,704
                        07/31/96     19,441    22,805
                        08/31/96     19,438    22,837
                        09/30/96     19,761    23,205
                        10/31/96     20,125    23,671
                        11/30/96     20,424    24,033
                        12/31/96     20,297    23,907
                        01/31/97     20,428    24,074
                        02/28/97     20,474    24,166
                        03/31/97     20,256    23,939
                        04/30/97     20,590    24,321
                        05/31/97     20,767    24,577
                        06/30/97     21,019    24,864

    The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

inflationary pressures. The combination of stable monetary policy coupled with the likelihood of a well thought-out fiscal stimulus/restraint package from Congress, along with rising consumer fundamentals (lowest unemployment levels since 1966, highest confidence levels since 1969, and rising income levels), generated a significant second quarter rally. Only financial instruments associated with hedging against inflation (such as gold or the new Treasury inflation-linked notes) and cash equivalent investments failed to participate in these "feel good" rallies.

    As is typical in most rallies, the longer-maturity and more call-protected bonds excelled. Falling U.S. Treasury rates and an exuberant mortgage market made mortgage investors skittish about shorter-term securities due to "call risk" (the risk of having a higher-coupon mortgage security called early when home owners refinance their higher rate mortgages). The star performers amongst mortgage pass-throughs were 30-year pass-throughs, followed by 15-year and 7-year balloon mortgages respectively, with short-term adjustable mortgages falling far behind.

    In this environment, the Fund was well positioned. The Fund's largest holdings were in 30-year pass-throughs, which comprised 90% of the portfolio. One fourth of the 30-year pass-throughs offered discount coupons of 6.5% to 7%, 35% offered current coupons of 7.5%, and the remaining pass-throughs offered premiums at or above 8%. Well-structured, call-protected Collaterized Mortgage Obligations (CMOs) comprised five to ten percent of the portfolio. Only one to three percent of the Fund was invested in cash.

    The duration of the Fund's core portfolio is approximately 4.25 years, with an average life of 8 years and an average coupon of 7.58%, which compare closely with the various mortgage indices. Generally, my objective was to extend the duration of the Fund's investments by shunning premium priced securities (which perform poorly in market rallies), and to seek the best values in discount-priced mortgage alternatives.

    Given the economy, the interest rate outlook, our evaluation of the

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

    Current Yield (30-Day) . . . . . . . . . . . . . . . . . . .6.88%
    Weighted Average Maturity. . . . . . . . . . . . . . . . . .25.69 years

                              REPORT FROM THE GNMA FUND
                                 MANAGER (CONTINUED)

market, and my years of managing the Fund, there is currently no reason to change this winning strategy. I plan to keep the Fund's fundamentals (its duration, average coupon, and average life) in line with major mortgage indices, and actively seek lucrative and well-priced mortgage sectors in the months ahead.


/s/ Paul Stevenson

Paul Stevenson,
SAFECO GNMA Fund Manager

Paul Stevenson joined SAFECO in 1986 as mortgage securities analyst. He became GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

                               PORTFOLIO OF INVESTMENTS
                                        SAFECO
                                      GNMA Fund
                           As of June 30, 1997 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND
AGENCY SECURITIES -100.2%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 8.9%
    $2,000   7.00%, FNMA REMIC
              1993-226 PH PAC
              due 5/25/02. . . . . . . . . . . . . . . . . . . . . .    $ 1,807
       345    6.00%, FNMA REMIC
              1989-52 G PAC
              due 8/25/19. . . . . . . . . . . . . . . . . . . . . .        328
     1,281    5.35%, Western Mortgage
              Financial Corp.
              due 6/26/02. . . . . . . . . . . . . . . . . . . . . .      1,181

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) - 10.9%
     4,206    6.50%, due 8/01/23-10/01/23. . . . . . . . . . . . . .      4,052

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) - 80.3%
     1,442    9.50%, due 3/15/20 . . . . . . . . . . . . . . . . . .      1,560
     8,583    8.50%, due 11/15/24-10/15/25 . . . . . . . . . . . . .      8,953
     2,975    8.00%, due 6/15/21-12/15/22. . . . . . . . . . . . . .      3,064
    12,000    7.50%, due 1/15/22-4/20/23 . . . . . . . . . . . . . .     12,094
     4,212    7.00%, due 4/20/25-3/20/26 . . . . . . . . . . . . . .      4,128
                                                                        -------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES. . . . . . . . . . . . .     37,167
                                                                        -------
TEMPORARY INVESTMENTS - 1.3%

INVESTMENT COMPANIES:
       461    SSgA Money Market
              Portfolio. . . . . . . . . . . . . . . . . . . . . . .        461
                                                                        -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . .        461
                                                                        -------
TOTAL INVESTMENTS - 101.4% . . . . . . . . . . . . . . . . . . . . .     37,628

Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . .       (524)
                                                                        -------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $37,104
                                                                        -------
                                                                        -------
--------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                               SAFECO INTERMEDIATE-TERM
                                U.S. TREASURY FUND AND
                               SAFECO MANAGED BOND FUND
                                    JUNE 30, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       [PHOTO]

                                  MICHAEL C. KNEBEL

    A very robust U.S. economy in the first quarter of 1997 prompted a renewal of inflation fears among bond market participants. The Federal Reserve added fuel to the fire in March by raising its benchmark Fed Funds rate from 5 1/4% to 5 1/2%. Consequently, interest rates in general rose throughout the first four months of the year. But as data began to appear that suggested a significant slowing in second quarter economic activity, the market rallied, and rates fell back to where they were when the year started. A new year, the same old story: an extremely volatile--yet trendless--bond market.

    This kind of environment has persisted throughout the last few years. Consequently, our returns for both the Intermediate-Term U.S. Treasury Fund and the Managed Bond Fund have suffered, owing to our portfolios having a duration that is either too short or too long whenever rates have changed course. We expect these same market conditions to continue. Thus, this year we've made several changes to our bond strategy, which should improve our performance in a wider range of market conditions.

    First, we have refined our technique for managing the Funds' sensitivity to changes in interest rates. While we've retained our fundamental approach of shortening the Funds' average maturity when rates rise (to protect principal) and lengthening when rates fall (to capture capital gains), we expect to limit the magnitude of such changes and to make them less frequently so that the average maturity of the Fund more closely reflects broad market characteristics. In so doing, we hope to produce returns which track the market more closely, while still offering downside protection in bear markets.

    Second, we are placing greater emphasis on sources of potential return other than changes in interest rates, or duration. We will be more active in our search for mispriced sectors of the markets and in managing our allocations to those sectors.

    Despite these enhancements, our strategy remains the same in two important ways. We continue to emphasize high quality, intermediate bonds to capture broad market returns. Therefore, the Funds' average maturity remains limited to ten years or less. And, as always, changes to the Funds' average maturity are made in response to, NOT IN ANTICIPATION OF, rate movements. We remain trend FOLLOWERS, at least until a highly accurate, reliable method is discovered for predicting future rates.

--------------------------------------------------------------------------------
INTERMEDIATE-TERM U.S. TREASURY FUND
PERFORMANCE OVERVIEW No Load Class
--------------------------------------------------------------------------------

                                                 [GRAPH]


INTERMEDIATE-TERM TREASURY FUND

                                                                       Since
                                                  1 Year    5 Year   Inception
                                              --------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund        5.19      5.86      7.28
Merrill Lynch Intermediate-Term Treasury Index     6.91      6.24      7.98

                                                 Int Treas  Merrill
                                              --------------------------------
                                  09/30/88        10,000    10,000
                                  10/31/88        10,192    10,136
                                  11/30/88        10,113    10,048
                                  12/31/88        10,125    10,057
                                  01/31/89        10,185    10,156
                                  02/28/89        10,133    10,114
                                  03/31/89        10,151    10,164
                                  04/30/89        10,330    10,351
                                  05/31/89        10,511    10,569
                                  06/30/89        10,751    10,839
                                  07/31/89        10,939    11,060
                                  08/31/89        10,837    10,906
                                  09/30/89        10,882    10,961
                                  10/31/89        11,065    11,186
                                  11/30/89        11,146    11,295
                                  12/31/89        11,169    11,324
                                  01/31/90        11,102    11,259
                                  02/28/90        11,158    11,288
                                  03/31/90        11,152    11,310
                                  04/30/90        11,123    11,270
                                  05/31/90        11,334    11,509
                                  06/30/90        11,449    11,658
                                  07/31/90        11,603    11,826
                                  08/31/90        11,561    11,774
                                  09/30/90        11,606    11,882
                                  10/31/90        11,699    12,047
                                  11/30/90        11,820    12,227
                                  12/31/90        11,968    12,400
                                  01/31/91        12,022    12,526
                                  02/28/91        12,116    12,591
                                  03/31/91        12,202    12,660
                                  04/30/91        12,337    12,791
                                  05/31/91        12,402    12,864
                                  06/30/91        12,417    12,877
                                  07/31/91        12,572    13,016
                                  08/31/91        12,783    13,259
                                  09/30/91        12,976    13,485
                                  10/31/91        13,115    13,637
                                  11/30/91        13,250    13,797
                                  12/31/91        13,586    14,134
                                  01/31/92        13,431    13,991
                                  02/28/92        13,448    14,044
                                  03/31/92        13,399    13,987
                                  04/30/92        13,501    14,115
                                  05/31/92        13,695    14,316
                                  06/30/92        13,909    14,524
                                  07/31/92        14,256    14,793
                                  08/31/92        14,367    14,964
                                  09/30/92        14,634    15,171
                                  10/31/92        14,366    14,985
                                  11/30/92        14,277    14,918
                                  12/31/92        14,478    15,115
                                  01/31/93        14,851    15,397
                                  02/28/93        15,179    15,628
                                  03/31/93        15,241    15,686
                                  04/30/93        15,350    15,810
                                  05/31/93        15,299    15,763
                                  06/30/93        15,670    15,990
                                  07/31/93        15,694    16,022
                                  08/31/93        16,081    16,267
                                  09/30/93        16,172    16,337
                                  10/31/93        16,208    16,366
                                  11/30/93        15,948    16,287
                                  12/31/93        16,048    16,351
                                  01/31/94        16,256    16,514
                                  02/28/94        15,826    16,279
                                  03/31/94        15,493    16,051
                                  04/30/94        15,383    15,942
                                  05/31/94        15,390    15,959
                                  06/30/94        15,361    15,970
                                  07/31/94        15,564    16,168
                                  08/31/94        15,604    16,219
                                  09/30/94        15,434    16,088
                                  10/31/94        15,440    16,092
                                  11/30/94        15,408    16,012
                                  12/31/94        15,468    16,072
                                  01/31/95        15,645    16,339
                                  02/28/95        15,879    16,652
                                  03/31/95        15,960    16,743
                                  04/30/95        16,157    16,935
                                  05/31/95        16,774    17,419
                                  06/30/95        16,886    17,533
                                  07/31/95        16,755    17,545
                                  08/31/95        16,955    17,689
                                  09/30/95        17,142    17,808
                                  10/31/95        17,403    18,008
                                  11/30/95        17,757    18,232
                                  12/31/95        18,059    18,418
                                  01/31/96        18,117    18,576
                                  02/28/96        17,676    18,368
                                  03/31/96        17,490    18,280
                                  04/30/96        17,454    18,222
                                  05/31/96        17,451    18,212
                                  06/30/96        17,577    18,390
                                  07/31/96        17,632    18,447
                                  08/31/96        17,631    18,467
                                  09/30/96        17,828    18,701
                                  10/31/96        18,047    19,006
                                  11/30/96        18,279    19,240
                                  12/31/96        18,128    19,135
                                  01/31/97        18,184    19,206
                                  02/28/97        18,136    19,227
                                  03/31/97        17,915    19,129
                                  04/30/97        18,167    19,343
                                  05/31/97        18,307    19,492
                                  06/30/97        18,489    19,660

* The Fund's inception was September 7, 1988. Graph and average annual return comparison begins September 30, 1988.

    The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

    THE SAFECO INTERMEDIATE TERM U.S. TREASURY FUND returned 2.0% for the six-month period and 5.19% for the year ended June 30, 1997. On average, intermediate-term Treasury funds, as measured by Lipper Analytical Services, had a six-month return of 2.17% and a 12-month return of 6.51%. The sector, as measured by the Merrill Lynch Intermediate Treasury Index (which includes no operating expenses or transaction costs), returned 6.91% for the year.

    We bought high-quality U.S. government agency securities to increase the Fund's yield. We've also adjusted the mix of Treasury holdings to maximize yield, while maintaining a relatively short average maturity overall.

                                 SAFECO INTERMEDIATE-
                               TERM U.S. TREASURY FUND
--------------------------------------------------------------------------------

Current Yield (30-Day) . . . . . . . . . . . . . . . . . . . . .5.71%
Weighted Average Maturity. . . . . . . . . . . . . . . . . 5.90 years

                             THE SAFECO MANAGED BOND FUND
--------------------------------------------------------------------------------

Current Yield (30-Day) . . . . . . . . . . . . . . . . . . . . .5.43%
Weighted Average Maturity. . . . . . . . . . . . . . . . . 6.02 years



    THE SAFECO MANAGED BOND FUND returned 1.91% for the six-month period and 4.59% for the year ended June 30, 1997. The sector as a whole, as measured by the Lehman Brothers Government/Corporate Bond Index, returned 2.75% for the period, and 7.75% for the year.

    We reduced the Managed Bond Fund's overall allocation to corporate

                              SAFECO MANAGED BOND FUND

                            S&P CREDIT RATING DISTRIBUTION
                            AS A PERCENTAGE OF NET ASSETS
--------------------------------------------------------------------------------

                                     [CHART]


S&P CREDIT RATING DISTRIBUTION                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
AAA                                                                 81%
AA                                                                   1
A                                                                   13
Cash & Other Assets, Less Liabilities                                5
                                                                   ----
                                                                   100%
                                                                   ----
                                                                   ----

bonds from 26% to 16% over the six-month period because of the increasing risk that the difference between Treasury and corporate yields would widen, causing corporate bond values to fall. With our remaining corporate holdings, "we moved out the yield curve," lengthening maturities and increasing the Fund's yield in the process. To improve diversification, we reduced the average position in a given company while increasing the number of different companies whose bonds we hold.

/s/ Michael C. Knebel

Michael Knebel, Portfolio Manager
SAFECO Intermediate-Term
 U.S. Treasury Fund and
SAFECO Managed Bond Fund
--------------------------------------------------------------------------------
Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

SAFECO MANAGED BOND FUND
--------------------------------------------------------------------------------
BONDS BY TYPE                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Securities . . . . . . . . . . . . . . . . .          76%
Financial & Banking. . . . . . . . . . . . . . . . . . . .          12%
Building Materials . . . . . . . . . . . . . . . . . . . .           1%
Retail         . . . . . . . . . . . . . . . . . . . . . .           4%
FHLMC          . . . . . . . . . . . . . . . . . . . . . .           2%
Cash, Temporary Investments and Other. . . . . . . . . . .           5%
                                                                   ----
                                                                   100%
                                                                   ----
                                                                   ----

--------------------------------------------------------------------------------
MANAGED BOND FUND
PERFORMANCE OVERVIEW NO LOAD CLASS
--------------------------------------------------------------------------------

                                                   [GRAPH]


MANAGED BOND FUND
                                                               Since
                                                   1 Year    Inception
                                              ------------------------
SAFECO Managed Bond Fund                             4.59        4.56

                                                  Managed      Lehman
                                              ------------------------
                                      02/28/94     10,000      10,000
                                      03/31/94      9,666       9,755
                                      04/30/94      9,657       9,674
                                      05/31/94      9,666       9,657
                                      06/30/94      9,653       9,634
                                      07/31/94      9,757       9,827
                                      08/31/94      9,780       9,831
                                      09/30/94      9,703       9,683
                                      10/31/94      9,709       9,672
                                      11/30/94      9,680       9,655
                                      12/31/94      9,699       9,718
                                      01/31/95      9,828       9,905
                                      02/28/95      9,991      10,135
                                      03/31/95     10,038      10,203
                                      04/30/95     10,167      10,344
                                      05/31/95     10,533      10,778
                                      06/30/95     10,615      10,864
                                      07/31/95     10,541      10,822
                                      08/31/95     10,674      10,960
                                      09/30/95     10,791      11,072
                                      10/31/95     10,962      11,235
                                      11/30/95     11,178      11,420
                                      12/31/95     11,382      11,588
                                      01/31/96     11,400      11,660
                                      02/28/96     11,127      11,412
                                      03/31/96     11,010      11,317
                                      04/30/96     11,004      11,239
                                      05/31/96     11,009      11,219
                                      06/30/96     11,092      11,370
                                      07/31/96     11,127      11,396
                                      08/31/96     11,148      11,369
                                      09/30/96     11,239      11,571
                                      10/31/96     11,357      11,841
                                      11/30/96     11,486      12,058
                                      12/31/96     11,384      11,925
                                      01/31/97     11,407      11,939
                                      02/28/97     11,383      11,964
                                      03/31/97     11,236      11,822
                                      04/30/97     11,380      11,994
                                      05/31/97     11,469      12,106
                                      06/30/97     11,601      12,251


* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994 (initial public offering).


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                               PORTFOLIO OF INVESTMENTS
                     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                           As of June 30, 1997 (Unaudited)

PRINCIPAL
AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES - 98.6%
U.S. FEDERAL AGENCY NOTES - 6.4%
    $1,000    6.875%, due 11/22/06 . . . . . . . . . . . . . . . . .    $   982

U.S. TREASURY NOTES - 86.6%
     2,450    7.75%, due 2/15/01 . . . . . . . . . . . . . . . . . .      2,563
     1,300    7.50%, due 11/15/01  . . . . . . . . . . . . . . . . .      1,355
     3,470    7.25%, due 8/15/04 . . . . . . . . . . . . . . . . . .      3,617
     3,310    6.875%, due 3/31/00  . . . . . . . . . . . . . . . . .      3,364
     2,375    6.50%, due 10/15/06  . . . . . . . . . . . . . . . . .      2,364

U.S. TREASURY PRINCIPAL STRIPS - 5.6%
     1,625    0.00%, due 2/15/07 . . . . . . . . . . . . . . . . . .        861
                                                                        -------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . . . . . . . . .     15,106
                                                                        -------

TEMPORARY INVESTMENTS - 0.2%
INVESTMENT COMPANIES:
    $   26    SSgA Money Market
              Portfolio  . . . . . . . . . . . . . . . . . . . . . .    $    26
                                                                        -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . .         26
                                                                        -------
TOTAL INVESTMENTS - 98.8%. . . . . . . . . . . . . . . . . . . . . .     15,132
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . .        180
                                                                        -------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $15,312
                                                                        -------
                                                                        -------

                          SEE NOTES TO FINANCIAL STATEMENTS

                               PORTFOLIO OF INVESTMENTS
                               SAFECO MANAGED BOND FUND
                           As of June 30, 1997 (Unaudited)


PRINCIPAL
AMOUNT/(000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.5%
Financial  - 1.5%
    $   67    Chevy Chase Auto ABS
              Series 1996-1, Class A
              6.60%, due 12/15/02. . . . . . . . . . . . . . . . . .    $    67
                                                                        -------
TOTAL ASSET-BACKED SECURITIES. . . . . . . . . . . . . . . . . . . .         67
                                                                        -------
CORPORATE BONDS - 18.0%

BANK - DOMESTIC - 1.1%
        50    Banc One Corp.
              7.60%, due 5/01/07 . . . . . . . . . . . . . . . . . .         51

BANK - MAJOR REGION - 1.5%
        75    ABN Amro Bank
              7.125%, due 6/18/07. . . . . . . . . . . . . . . . . .         75

BUILDING MATERIALS - 1.5%
        70    Hanson Overseas
              6.75%, due 9/15/05 . . . . . . . . . . . . . . . . . .         68

FINANCIAL - DIVERSIFIED - 3.7%
       100    Federal Home Loan
              Mortgage Corp.
              5.78%, due 10/22/03. . . . . . . . . . . . . . . . . .         95

        75    Student Loan Marketing
              Association
              6.375%, due 2/11/00. . . . . . . . . . . . . . . . . .         75

FINANCE -  MISC. - 6.4%
       110    Ford Motor Credit Co.
              7.20%, due 6/15/07 . . . . . . . . . . . . . . . . . .        110
        70    Lehman Brother Holdings, Inc.
              7.375%, due 5/15/04. . . . . . . . . . . . . . . . . .         71
       115    Smith Barney Holdings
              6.625%, due 11/15/03 . . . . . . . . . . . . . . . . .        113

RETAIL  - 1.6%
    $   75    Sears Roebuck Acceptance Corp.
              6.75%, due 9/15/05 . . . . . . . . . . . . . . . . . .    $    74

RETAIL - DEPARTMENT STORES  - 2.2%
       100    J.C. Penney Co., Inc.
              7.60%, due 4/01/07 . . . . . . . . . . . . . . . . . .        104
                                                                        -------
TOTAL CORPORATE BONDS. . . . . . . . . . . . . . . . . . . . . . . .        836
                                                                        -------
U.S. GOVERNMENT SECURITIES - 75.5%

U. S. TREASURY NOTES - 54.0%
       305    7.25%, due 8/15/04 . . . . . . . . . . . . . . . . . .        318
       430    6.875%, due 3/31/00. . . . . . . . . . . . . . . . . .        437
       465    6.50%, due 10/15/06. . . . . . . . . . . . . . . . . .        463
       600    6.375%, due 9/30/01. . . . . . . . . . . . . . . . . .        600
       685    5.75%, due 12/31/98. . . . . . . . . . . . . . . . . .        683

U. S. TREASURY PRINCIPAL STRIP - 21.5%
     1,875    0.00%, due 2/15/07 . . . . . . . . . . . . . . . . . .        993
                                                                        -------
TOTAL U.S. GOVERNMENT SECURITIES . . . . . . . . . . . . . . . . . .      3,494
                                                                        -------
TEMPORARY INVESTMENTS - 4.6%

INVESTMENT COMPANIES:
       213    SSgA Money Market
              Portfolio. . . . . . . . . . . . . . . . . . . . . . .        213
                                                                        -------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . .        213
                                                                        -------
TOTAL INVESTMENTS - 99.6%. . . . . . . . . . . . . . . . . . . . . .      4,610

Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . .         16
                                                                        -------
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 4,626
                                                                        -------
                                                                        -------
--------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS

                         STATEMENTS OF ASSETS AND LIABILITIES
                           As of June 30, 1997 (Unaudited)



                                                                                                  SAFECO         SAFECO
                                                     SAFECO              SAFECO        INTERMEDIATE-TERM        MANAGED
(In Thousands, Except                            HIGH-YIELD                GNMA            U.S. TREASURY           BOND
Per-Share Amounts)                                BOND FUND                FUND                     FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments, at Cost                          $  56,041           $  36,805                $  15,171      $   4,568
                                                  ---------           ---------                ---------      ---------
                                                  ---------           ---------                ---------      ---------
    Investments, at Value                         $  57,937           $  37,628                $  15,132      $   4,610
    Receivables
     Trust Shares Sold                            $      14               2,476                      --             --
     Dividends and Interest                           1,142                 235                      275             43
     Deferred Organization Expense                       --                  --                       --             10
                                                  ---------           ---------                ---------      ---------

      Total Assets                                   59,093              40,339                   15,407          4,663

LIABILITIES
    Payables
     Trust Shares Redeemed                               --               2,985                       --             --
     Dividends                                          485                 211                       72             19
     Investment Advisory Fees                            32                  21                        7              2
     Organization Expense                                --                  --                       --             10
     Other                                               15                  18                       16              6
                                                  ---------           ---------                ---------      ---------

      Total Liabilities                                 532               3,235                       95             37
                                                  ---------           ---------                ---------      ---------

NET ASSETS                                        $  58,561           $  37,104                $  15,312      $   4,626
                                                  ---------           ---------                ---------      ---------
                                                  ---------           ---------                ---------      ---------


NO LOAD CLASS:
    Net Assets                                    $  58,338           $  37,104                $  14,652      $   4,286
    Trust Shares Outstanding                          6,551               3,957                    1,462      $     517
                                                  ---------           ---------                ---------      ---------
    Net Asset Value, Offering Price and
     Redemption Price Per Share                   $    8.91           $    9.38                $   10.02      $    8.30
                                                  ---------           ---------                ---------      ---------
                                                  ---------           ---------                ---------      ---------

CLASS A:
    Net Assets                                    $     122                  --                $     366      $     140
    Trust Shares Outstanding                             14                                           37      $      17
                                                  ---------                                    ---------      ---------

    Net Asset Value and Redemption
     Price Per Share                              $    8.90                                    $   10.03      $    8.30
                                                  ---------                                    ---------      ---------
                                                  ---------                                    ---------      ---------

    Maximum Offering Price Per Share
     (Net Asset Value Plus Sales
     Charge of 4.5%)                              $    9.32                                    $   10.50      $    8.69
                                                  ---------                                    ---------      ---------
                                                  ---------                                    ---------      ---------

CLASS B:
    Net Assets                                    $     101                  --                $     294      $     200
    Trust Shares Outstanding                             11                                           29             24
                                                  ---------                                    ---------      ---------
    Net Asset Value and Offering
     Price Per Share*                             $    8.90                                    $   10.03      $    8.30
                                                  ---------                                    ---------      ---------
                                                  ---------                                    ---------      ---------


* Redemption price per share is the net asset value less any applicable contingent deferred sales charge.


                          SEE NOTES TO FINANCIAL STATEMENTS

                               STATEMENTS OF OPERATIONS
               For the Six-Month Period Ended June 30, 1997 (Unaudited)



                                                                                                  SAFECO         SAFECO
                                                     SAFECO              SAFECO        INTERMEDIATE-TERM        MANAGED
                                                 HIGH-YIELD                GNMA            U.S. TREASURY           BOND
(In Thousands)                                    BOND FUND                FUND                     FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                      $   2,655           $   1,418                $     507       $    137

EXPENSES
    Investment Advisory Fees                            172                 122                       42             11
    Transfer Agent Fees                                  38                  32                       12             --
    Shareholder Services Fees-Class A                    --                  --                        1             --
    Shareholder Services Fees-Class B                    --                  --                        1             --
    Distribution Fees-Class B                             1                  --                        1              1
    Legal and Auditing Fees                               8                   8                        7              7
    Custodian Fees                                       10                   7                        2              3
    Reports to Shareholders                               8                   4                        4             --
    Trustees' Fees                                        2                   2                        2              2
    Loan Interest                                         4                   2                       --             --
    Amortization of
     Organization Expenses                               --                  --                       --              3
                                                  ---------           ---------                ---------      ---------

     Total Expenses                                     243                 177                       72             27
                                                  ---------           ---------                ---------      ---------
NET INVESTMENT INCOME                                 2,412               1,241                      435            110

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain (Loss)
     on Investments                                     (24)                198                      (85)           (73)
    Net Change in Unrealized
     Appreciation (Depreciation)                        663                (116)                     (43)            45
                                                  ---------           ---------                ---------      ---------
NET GAIN (LOSS) ON INVESTMENTS                          639                  82                     (128)           (28)
                                                  ---------           ---------                ---------      ---------
NET CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $    3,051           $   1,323                     $307            $82
                                                  ---------           ---------                ---------      ---------
                                                  ---------           ---------                ---------      ---------


                          SEE NOTES TO FINANCIAL STATEMENTS

                         STATEMENTS OF CHANGES IN NET ASSETS
                                     (Unaudited)


                                                    SAFECO HIGH-YIELD BOND FUND                       SAFECO GNMA FUND
                                               -------------------------------------        -------------------------------------
                                                  SIX-          THREE-                         SIX-         THREE-
                                                 MONTH          MONTH                         MONTH          MONTH
                                                PERIOD         PERIOD           YEAR         PERIOD         PERIOD           YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                               JUNE 30        DEC. 31       SEPT. 30        JUNE 30        DEC. 31       SEPT. 30
-----------------------------------------------------------------------------------------------------------------------------------
(In Thousands)                                    1997           1996           1996           1997           1996           1996
OPERATIONS
    Net Investment Income                      $ 2,412        $ 1,092        $ 3,696        $ 1,241        $   644        $ 2,711
    Net Realized Gain (Loss) from
     Investments                                   (24)          (426)           504            198             31           (416)
    Net Change in Unrealized
     Appreciation (Depreciation)                   663            597             46           (116)           403           (453)
                                               -------        -------        -------        -------        -------        -------

    Net Change in Net Assets
     Resulting from Operations                   3,051          1,263          4,246          1,323          1,078          1,842

DIVIDENDS TO SHAREHOLDERS FROM
    Net Investment Income
      No-Load Class                             (2,404)        (1,092)        (3,696)        (1,241)          (644)        (2,711)
      Class A                                       (4)            --             --             --             --             --
      Class B                                       (4)            --             --             --             --             --

NET REALIZED GAIN ON
    INVESTMENTS - NO-LOAD                           --             --             --             --             --             --
                                               -------        -------        -------        -------        -------        -------
    TOTAL                                       (2,412)        (1,092)        (3,696)        (1,241)          (644)        (2,711)


NET TRUST SHARE TRANSACTIONS
      No-Load Class                              7,603          2,247          8,152         (2,521)          (594)        (3,483)
      Class A                                       21             --             --             --             --             --
      Class B                                       --             --             --             --             --             --
                                               -------        -------        -------        -------        -------        -------
    TOTAL                                        7,624          2,247          8,152         (2,521)          (594)        (3,483)
                                               -------        -------        -------        -------        -------        -------

TOTAL CHANGE IN NET ASSETS                       8,263          2,418          8,702         (2,439)          (160)        (4,352)

NET ASSETS AT BEGINNING OF PERIOD               50,298         47,880         39,178         39,543         39,703         44,055
                                               -------        -------        -------        -------        -------        -------

NET ASSETS AT END OF PERIOD                    $58,561        $50,298        $47,880        $37,104        $39,543        $39,703
                                               -------        -------        -------        -------        -------        -------
                                               -------        -------        -------        -------        -------        -------

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
  AMOUNTS

SHARES:
    Sales                                        8,725          1,190          6,549            345            107            694
    Reinvestments                                  136             78            251             77             48            198
    Redemptions                                 (7,989)        (1,013)        (5,863)          (691)          (218)        (1,267)
                                               -------        -------        -------        -------        -------        -------
    NET CHANGE                                     872            255            937           (269)           (63)           375
                                               -------        -------        -------        -------        -------        -------
                                               -------        -------        -------        -------        -------        -------



AMOUNTS:
    Sales                                      $77,005        $10,466        $56,960        $ 3,204        $ 1,008        $ 6,526
    Reinvestments                                1,199            690          2,181            716            447          1,858
    Redemptions                                (70,580)        (8,909)       (50,989)        (6,441)        (2,049)       (11,867)
                                               -------        -------        -------        -------        -------        -------
    NET CHANGE                                 $ 7,624        $ 2,247        $ 8,152        $(2,521)       $  (594)       $(3,483)
                                               -------        -------        -------        -------        -------        -------
                                               -------        -------        -------        -------        -------        -------


                          SEE NOTES TO FINANCIAL STATEMENTS




                                                             SAFECO INTERMEDIATE-TERM                 SAFECO MANAGED
                                                                   U.S. TREASURY FUND                      BOND FUND
                                               --------------------------------------        -----------------------
                                                  SIX-         THREE-                            SIX-
                                                 MONTH          MONTH                           MONTH
                                                PERIOD         PERIOD            YEAR          PERIOD           YEAR
                                                 ENDED            END           ENDED           ENDED          ENDED
                                               JUNE 30        DEC. 31        SEPT. 30         JUNE 30        DEC. 31
                                               --------------------------------------        -----------------------
(In Thousands)                                    1997           1996            1996            1997           1996
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net Investment Income                     $    435       $    242        $    758        $    110       $    208
    Net Realized Gain (Loss) from
     Investments                                   (85)          (125)            290             (73)             2
    Net Change in Unrealized
     Appreciation (Depreciation)                   (43)           144            (496)             45           (210)
                                              --------       --------        --------        --------       --------

    Net Change in Net Assets
     Resulting from Operations                     307            261             552              82              0

DIVIDENDS TO SHAREHOLDERS FROM
    Net Investment Income
      No-Load Class                               (409)          (232)           (758)           (105)          (206)
      Class A                                      (20)            (8)             --              (3)            (1)
      Class B                                       (6)            (2)             --              (2)            (1)

NET REALIZED GAIN ON
    INVESTMENTS - NO-LOAD                           --             --              --              --             (2)
                                              --------       --------        --------        --------       --------

    TOTAL                                         (435)          (242)           (758)           (110)          (210)

NET TRUST SHARE TRANSACTIONS
      No-Load Class                                 95            189             900              98            (72)
      Class A                                     (333)           607             100               1            140
      Class B                                       72            123             100             100            100
                                              --------       --------        --------        --------       --------
    Total                                         (166)           919           1,100             199            168
                                              --------       --------        --------        --------       --------
TOTAL CHANGE IN NET ASSETS                        (294)           938             894             171            (42)
NET ASSETS AT BEGINNING OF PERIOD               15,606         14,668          13,774           4,455          4,497
                                              --------       --------        --------        --------       --------
Net Assets at End of Period                   $ 15,312       $ 15,606        $ 14,668        $  4,626       $  4,455
                                              --------       --------        --------        --------       --------
                                              --------       --------        --------        --------       --------


OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
  AMOUNTS

SHARES:
    Sales                                          193            149           1,516              14             30
    Reinvestments                                   17             12              35              10             24
    Redemptions                                   (226)           (70)         (1,444)              0            (33)
                                              --------       --------        --------        --------       --------
    NET CHANGE                                     (16)            91             107              24             21
                                              --------       --------        --------        --------       --------
                                              --------       --------        --------        --------       --------



AMOUNTS:
    Sales                                     $  1,924       $  1,515        $ 18,860        $    114       $    246
    Reinvestments                                  175            117             358              85            201
    Redemptions                                 (2,265)          (713)        (18,118)              0           (279)
                                              --------       --------        --------        --------       --------
    Net Change                                $   (166)      $    919        $  1,100        $    199       $    168
                                              --------       --------        --------        --------       --------
                                              --------       --------        --------        --------       --------


                          SEE NOTES TO FINANCIAL STATEMENTS

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

1.  GENERAL

    The SAFECO Taxable Bond Trust (consisting of the SAFECO High-Yield Bond Fund, SAFECO GNMA Fund, and SAFECO Intermediate-Term U.S. Treasury Fund) and the SAFECO Managed Bond Trust (consisting of the SAFECO Managed Bond Fund) (together "the Funds") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

    Effective September 30, 1996, the Intermediate-Term U.S. Treasury Fund and Managed Bond Fund began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Effective January 31, 1997, the High-Yield Bond Fund also began issuing Advisor Classes. Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales and distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the Fund.

    In connection with issuing the new Advisor Classes, the Intermediate-Term U.S. Treasury, Managed Bond, and High-Yield Bond Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

    Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT
    ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

    SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost.

    SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolio is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Fund establishes a segregated asset account equal to the total obligation.

    INCOME RECOGNITION. Interest is accrued on portfolio investments daily. The Managed Bond Fund has elected to amortize premium on securities purchased above par value. The Funds in the Taxable Bond Trust have not elected to amortize premium on securities purchased above par value.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December.

    FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

3.  INVESTMENT TRANSACTIONS




                                                                                      SAFECO       SAFECO
                                                SAFECO         SAFECO      INTERMEDIATE-TERM      MANAGED
                                            HIGH-YIELD           GNMA          U.S. TREASURY         BOND
(In Thousands)                               BOND FUND           FUND                   FUND         FUND
----------------------------------------------------------------------------------------------------------
PURCHASES FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 1997
    (excluding short-term securities
    and including $0, $22,585, $8,965,
    and $4,186 respectively, of U.S.
    Government obligations)                  $  25,949      $  22,585              $   8,965    $   5,834
                                             ---------      ---------              ---------    ---------
                                             ---------      ---------              ---------    ---------
SALES FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 1997
    (excluding short-term securities
    and including $0, $24,651, $9,118,
    and $4,486 respectively, of U.S.
    Government obligations)                  $  19,445      $  24,651              $   9,118    $   5,718
                                             ---------      ---------              ---------    ---------
                                             ---------      ---------              ---------    ---------


                                     (UNAUDITED)


4.  COMPONENTS OF NET ASSETS

    At June 30, 1997, the components of net assets were as follows:





                                                                                                           SAFECO           SAFECO
                                                               SAFECO             SAFECO        INTERMEDIATE-TERM          MANAGED
                                                           HIGH-YIELD               GNMA            U.S. TREASURY             BOND
(In Thousands)                                              BOND FUND               FUND                     FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation
    for investment securities in which
    there is an excess of value over
    identified cost                                        $    2,132         $      892               $       77       $       43
Aggregate gross unrealized depreciation
    for investment securities in which
    there is an excess of identified cost
    over value                                                   (236)               (69)                    (116)              (1)
                                                           ----------         ----------               ----------       ----------

Net unrealized appreciation
    (depreciation)                                         $    1,896         $      823               $      (39)      $       42

Accumulated net realized (loss) on
    investment transactions*                                   (1,317)            (2,784)                    (281)             (73)

Paid in capital (par value $.001,
    unlimited shares authorized)                               57,982             39,065                   15,632            4,657
                                                           ----------         ----------               ----------       ----------
NET ASSETS AT JUNE 30, 1997                                $   58,561         $   37,104               $   15,312       $    4,626
                                                           ----------         ----------               ----------       ----------
                                                           ----------         ----------               ----------       ----------



* The above accumulated net realized losses on investment transactions represent capital loss carryforwards for federal income tax purposes, which expire as follows:


(In Thousands)                                    AMOUNTS       EXPIRATION DATES
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                         $(1,317)    1997-2005
SAFECO GNMA Fund                                     (2,784)    1999-2003
SAFECO Intermediate-Term U.S. Treasury Fund            (281)    2001-2005
SAFECO Managed Bond Fund                                (73)    2005


5.  INVESTMENT ADVISORY FEES AND OTHER
    TRANSACTIONS WITH AFFILIATES

    SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:


HIGH-YIELD & GNMA FUNDS                INTERMEDIATE-TERM U.S. TREASURY FUND
  First $250 million      .65%         First $250 million              .55%
  Next $250 million       .55          Next $250 million               .45
  Next $250 million       .45          Next $250 million               .35
  Over $750 million       .35          Over $750 million               .25

MANAGED BOND FUND
  First $100 million      .50%
  Next $150 million       .40
  Over $250 million       .35

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)


    TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.


    NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.


    AFFILIATE OWNERSHIP. At June 30, 1997, SAFECO Corporation owned 500,000 shares (8%) of the High-Yield Bond Fund, SAFECO Insurance Company of America owned 500,000 shares (33%) of the Intermediate-Term U.S. Treasury Fund, and SAFECO Asset Management Company owned 39,599 shares (7%) of the Managed Bond Fund.


    DEFERRED ORGANIZATION EXPENSES. Costs related to the organization of the Managed Bond Fund have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being reimbursed by the Fund over a sixty-month period.

                                     (UNAUDITED)


6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO HIGH-YIELD BOND FUND
    NO-LOAD CLASS




                                                 SIX-         THREE-
                                                MONTH          MONTH
                                               PERIOD         PERIOD
                                                ENDE           ENDED
                                              JUNE 30        DEC. 31                  YEAR ENDED SEPTEMBER 30
                                              ---------------------------------------------------------------
                                                 1997           1996       1996      1995      1994      1993
                                              ---------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD                         $  8.82        $  8.79    $  8.68   $  8.55   $  9.22   $  8.92

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                          0.40           0.19       0.78      0.79      0.82      0.91
  Net Realized and Unrealized
    Gain (Loss) on Investments                   0.09           0.03       0.11      0.13     (0.67)     0.30
                                              -------        -------    -------   -------   -------   -------
    Total from Investment Operations             0.49           0.22       0.89      0.92      0.15      1.21

LESS DISTRIBUTIONS
  Dividends from Net
     Investment Income                          (0.40)         (0.19)     (0.78)    (0.79)    (0.82)    (0.91)
                                              -------        -------    -------   -------   -------   -------
NET ASSET VALUE AT END OF PERIOD              $  8.91        $  8.82    $  8.79   $  8.68   $  8.55   $  9.22
                                              -------        -------    -------   -------   -------   -------
                                              -------        -------    -------   -------   -------   -------

TOTAL RETURN                                    5.67%*         2.50%*    10.79%    11.43%     1.61%    14.29%

NET ASSETS AT END OF PERIOD (000's)           $58,338        $50,298    $47,880   $39,178   $27,212   $28,291
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                          0.91%**        0.90%**    0.94%     1.01%     1.03%     1.09%
RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                          9.10%**        8.56%**    8.99%     9.28%     9.26%     9.94%
PORTFOLIO TURNOVER RATE                        77.84%**       35.01%**   92.65%    38.03%    63.02%    50.27%



------------------------------------------------------------------------------

* Not annualized.
**Annualized.

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)


6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)



    SAFECO HIGH-YIELD BOND FUND

                                              CLASS A                CLASS B
                                           ----------             ----------
                                           FIVE-MONTH             FIVE-MONTH
                                               PERIOD                 PERIOD
                                                ENDED                  ENDED
                                              JUNE 30                JUNE 30
                                           ---------------------------------
                                                 1997                   1997
----------------------------------------------------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                    $     8.83             $     8.83

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                        0.33                   0.30
    Net Realized and Unrealized
     Gain on Investments                         0.07                   0.07
                                           ----------             ----------
     Total from Investment Operations            0.40                   0.37

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                          (0.33)                 (0.30)

Net Asset Value at End of Period           $     8.90             $     8.90
                                           ----------             ----------
                                           ----------             ----------

TOTAL RETURN                                     5.51%*                 5.18%*

NET ASSETS AT END OF PERIOD (000'S)        $      122             $      101

RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                           1.03%**                1.79%**
RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                           7.51%**                6.93%**

PORTFOLIO TURNOVER RATE                         77.84%**               77.84%**

--------------------------------------------------------------------------------

* Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

** Annualized.

                                     (UNAUDITED)

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)


    SAFECO GNMA FUND
    NO-LOAD CLASS


                                             SIX-          THREE-
                                            MONTH           MONTH
                                           PERIOD          PERIOD
                                            ENDED           ENDED
                                          JUNE 30         DEC. 31                                   YEAR ENDED SEPTEMBER 30
                                          ---------------------------------------------------------------------------------
                                             1997             1996           1996           1995           1994        1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                   $  9.36          $  9.26        $  9.45        $  9.05        $ 10.03     $  9.95

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                    0.31             0.15           0.60           0.60           0.60        0.67
    Net Realized and Unrealized
     Gain (Loss) on Investments              0.02             0.10          (0.19)          0.40          (0.98)       0.08
                                          -------          -------        -------        -------        -------     -------
     Total from Investment Operations        0.33             0.25           0.41           1.00          (0.38)       0.75

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                      (0.31)           (0.15)         (0.60)         (0.60)         (0.60)      (0.67)

Net Asset Value at End of Period          $  9.38          $  9.36        $  9.26        $  9.45          $9.05     $ 10.03
                                          -------          -------        -------        -------        -------     -------
                                          -------          -------        -------        -------        -------     -------
TOTAL RETURN                                3.56%*           2.71%*         4.48%         11.49%         -3.91%       7.81%

NET ASSETS AT END OF PERIOD (000'S)       $37,104          $39,543        $39,703        $44,055        $46,176     $62,720
                                          -------          -------        -------        -------        -------     -------
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                      0.95%**          1.01%**        1.03%          1.01%          0.95%       0.93%
RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                      6.63%**          6.43%**        6.42%          6.55%          6.26%       6.71%
PORTFOLIO TURNOVER RATE                   120.92%**         51.06%**       47.45%        131.24%         55.12%      70.96%

--------------
    *    Not annualized.
    **   Annualized.

                            NOTES TO FINANCIAL STATEMENTS
                                     (Unaudited)

6.  FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



    SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
    NO-LOAD CLASS


                                             SIX-          THREE-
                                            MONTH           MONTH
                                           PERIOD          PERIOD
                                            ENDED           ENDED
                                          JUNE 30         DEC. 31                                   YEAR ENDED SEPTEMBER 30
                                          ---------------------------------------------------------------------------------
                                             1997             1996           1996           1995           1994        1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                   $ 10.11          $ 10.10        $ 10.24        $  9.74        $ 10.74     $ 10.69

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                    0.29             0.16           0.54           0.55           0.52        0.60
    Net Realized and Unrealized
     Gain (Loss) on Investments             (0.09)            0.01          (0.14)          0.50          (1.00)       0.49
                                          -------          -------        -------        -------        -------     -------
     Total from Investment Operations        0.20             0.17           0.40           1.05          (0.48)       1.09

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                      (0.29)           (0.16)         (0.54)         (0.55)         (0.52)      (0.60)
    Distributions from Realized Gains          --               --             --             --             --       (0.44)
                                          -------          -------        -------        -------        -------     -------
     Total Distributions                    (0.29)           (0.16)         (0.54)         (0.55)         (0.52)      (1.04)
                                          -------          -------        -------        -------        -------     -------
Net Asset Value at End of Period           $10.02          $ 10.11        $ 10.10        $ 10.24        $  9.74     $ 10.74
                                          -------          -------        -------        -------        -------     -------
                                          -------          -------        -------        -------        -------     -------

TOTAL RETURN                                1.99%*           1.68%*         4.00%         11.07%         -4.56%      10.51%

NET ASSETS AT END OF PERIOD (000'S)       $14,652          $14,679        $14,668        $13,774        $13,367     $14,706
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                      0.91%**          0.85%**+       1.01%          0.96%          0.90%       0.99%
RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                      5.80%**          6.30%**        5.30%          5.51%          5.08%       5.52%
PORTFOLIO TURNOVER RATE                   119.98%**        125.42%**      294.25%        124.90%         75.46%     104.94%


--------------
*   Not annualized.
**  Annualized.
+ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.07%

                                     (UNAUDITED)

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)



SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND


                                                              CLASS A                                 CLASS B
                                                   ------------------------------           ------------------------------
                                                    SIX-MONTH         THREE-MONTH            SIX-MONTH         THREE-MONTH
                                                       PERIOD              PERIOD               PERIOD              PERIOD
                                                        ENDED               ENDED                ENDED               ENDED
                                                      JUNE 30             DEC. 31              JUNE 30             DEC. 31
                                                   ------------------------------           ------------------------------
                                                         1997                1996                 1997                1996
---------------------------------------------------------------------------------           ------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                            $    10.11          $    10.10           $    10.12          $    10.10

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                0.26                0.15                 0.24                0.14
    Net Realized and Unrealized
     Gain (Loss) on Investments                         (0.08)               0.01                (0.09)               0.02
                                                   ----------          ----------           ----------          ----------
     Total from Investment Operations                    0.18                0.16                 0.15                0.16

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                                  (0.26)              (0.15)               (0.24)              (0.14)
                                                   ----------          ----------           ----------          ----------
Net Asset Value at End of Period                   $    10.03          $    10.11           $    10.03          $    10.12
                                                   ----------          ----------           ----------          ----------
                                                   ----------          ----------           ----------          ----------
TOTAL RETURN                                            1.84%*              1.63%*               1.53%*              1.55%*

NET ASSETS AT END OF PERIOD (000'S)                $      366          $      704           $      294          $      223
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                                  1.42%**             1.07%**+             1.84%**             1.72%**+
RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                                  5.29%**             6.07%**              4.87%**             5.35%**
    PORTFOLIO TURNOVER RATE                           119.98%**           125.42%**            119.98%**           125.42%**
----------------------------------------------------------------------------------------------------------------------------



* Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
**  Annualized.
+ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B, respectively.

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

6.  FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)





    SAFECO MANAGED BOND FUND
    NO-LOAD CLASS



                                             SIX-MONTH
                                                PERIOD
                                                 ENDED
                                               JUNE 30                                 YEAR ENDED DECEMBER 31
                                                  1997           1996          1995         1994        1993+
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                        $  8.35        $  8.77       $  8.15     $   9.08      $  9.57

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                  0.21           0.41          0.44         0.27        (0.62)
    Net Realized and Unrealized
     Gain (Loss) on Investments                  (0.05)         (0.42)         0.94        (0.93)        0.15
                                               -------        -------       -------      -------      -------
     Total from Investment Operations             0.16          (0.01)         1.38        (0.66)       (0.47)

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                           (0.21)         (0.41)        (0.44)       (0.27)          --
    Distributions from Realized Gains               --             --         (0.32)          --        (0.02)
                                               -------        -------       -------      -------      -------
     Total Distributions                         (0.21)         (0.41)        (0.76)       (0.27)       (0.02)
                                               -------        -------       -------      -------      -------

Net Asset Value at End of Period               $  8.30        $  8.35       $  8.77      $  8.15      $  9.08
                                               -------        -------       -------      -------      -------
                                               -------        -------       -------      -------      -------

TOTAL RETURN                                     1.91%*         0.02%        17.35%       -3.01%          N/A

NET ASSETS AT END OF PERIOD (000'S)            $ 4,286        $ 4,215        $4,497      $ 4,627      $    91
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                           1.18%**        1.27%         1.16%        1.37%       11.75%

RATIO OF NET INVESTMENT INCOME (LOSS) TO
    AVERAGE NET ASSETS                           5.03%**        4.86%         5.14%        4.47%       -6.75%

PORTFOLIO TURNOVER RATE                        266.20%**      136.29%        78.78%      129.56%         NONE


----------------
+ Financial highlights relate only to the performance of the initial seed investment of SAFECO Asset Management Company. Trust shares were not available to the public until 1994.
    Total return from February 28, 1994 (initial public offering) to December 31, 1994; not annualized.
*   Not annualized.
**  Annualized.

                                     (UNAUDITED)

6.  FINANCIAL HIGHLIGHTS
    (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


    SAFECO MANAGED BOND FUND



                                                              CLASS A                                 CLASS B
                                                   ------------------------------           ------------------------------
                                                    SIX-MONTH         THREE-MONTH            SIX-MONTH         THREE-MONTH
                                                       PERIOD              PERIOD               PERIOD              PERIOD
                                                        ENDED               ENDED                ENDED               ENDED
                                                      JUNE 30             DEC. 31              JUNE 30             DEC. 31
                                                   ------------------------------           ------------------------------
                                                         1997                1996                 1997                1996
---------------------------------------------------------------------------------           ------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                            $     8.35          $     8.35           $     8.35               $8.35

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                0.19                0.11                 0.16                0.09
    Net Realized and Unrealized
     Gain (Loss) on Investments                         (0.05)                 --                (0.05)                 --
                                                   ----------          ----------           ----------          ----------
     Total from Investment Operations                    0.14                0.11                 0.11                0.09

LESS DISTRIBUTIONS
    Dividends from Net
     Investment Income                                  (0.19)              (0.11)               (0.16)              (0.09)
                                                   ----------          ----------           ----------          ----------
NET ASSET VALUE AT END OF PERIOD                   $     8.30          $     8.35           $     8.30          $     8.35
                                                   ----------          ----------           ----------          ----------
                                                   ----------          ----------           ----------          ----------

TOTAL RETURN                                            1.64%*              1.34%*               1.25%*              1.15%*

NET ASSETS AT END OF PERIOD (000'S)                $      140          $      140           $      200          $      100
RATIO OF EXPENSES TO
    AVERAGE NET ASSETS                                  1.47%**             1.30%**              2.17%**             2.07%**

RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                                  4.73%**             5.22%**              3.83%**             4.45%**
    PORTFOLIO TURNOVER RATE                           266.20%**           136.29%**            266.20%**           136.29%**


----------------
* Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
**  Annualized.

                                SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
    SAFECO Money Market Fund
    SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund
    SAFECO High-Yield Bond Fund
    SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
    SAFECO Intermediate-Term Municipal Bond Fund
    SAFECO Insured Municipal Bond Fund
    SAFECO Municipal Bond Fund
    SAFECO California Tax-Free Income Fund
    SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
    SAFECO Income Fund
    SAFECO Balanced Fund

LONG-TERM GROWTH
    SAFECO Growth Fund
    SAFECO Equity Fund
    SAFECO Northwest Fund
    SAFECO International Stock Fund
    SAFECO Small Company Stock Fund
    SAFECO U.S. Value Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO TAXABLE BOND FUNDS


BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller



INVESTMENT ADVISOR:
SAFECO Asset
 Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP


FOR SHAREHOLDER SERVICE:
Monday-Friday,
5:30am-7:00pm Pacific Time
NATIONWIDE: 1-800-624-5711
SEATTLE: (206) 545-7319
Deaf and Hard of Hearing
TTY/TDD SERVICE: 1-800-438-8718

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:
NATIONWIDE: 1-800-835-4391
SEATTLE: (206) 545-5113

MAILING ADDRESS:
SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890
INTERNET:
http://www.safecofunds.com
E-MAIL: mfunds@safeco.com
GMF 660 8/97

  [Logo]   Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark- Registered trademark of SAFECO Corporation.